INVENTORIES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Finished goods	€ 378	€ 324
Raw materials and supplies	234	223
Spare parts	81	103
Total inventories	693	650
Write-down of inventories	€ 23	€ 25	€ 28